THE CROWLEY PORTFOLIO GROUP, INC.


                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)


                                  MAY 31, 2001



                        THE CROWLEY PORTFOLIO GROUP, INC.
                          The Crowley Income Portfolio
                  The Crowley Diversified Management Portfolio

                            Semi-Annual Report Dated
                                  May 31, 2001



Dear Shareholder:

We are pleased to present you with the Semi-Annual Report for The Crowley Portfolio Group, Inc. The report contains information regarding both The Crowley Income Portfolio and The Crowley Diversified Management Portfolio. The Portfolios have combined assets of approximately 17.2 million dollars as of May 31, 2001. There are currently 324 active accounts.

The Crowley Diversified Management Portfolio had a net asset value of $11.54 per share as of May 31, 2001 and had a negative total return of -7.58% for the six-month period ending May 31, 2001. The Crowley Diversified Management Portfolio had approximately $6.2 million dollars in net assets as of May 31, 2001. The Crowley Diversified Management Portfolio was broadly invested in 30 mutual funds spread over 8 different investment classifications. The largest portion of the Portfolio's assets was invested in funds included in the Growth category (36.77%), followed by Growth/Income (12.80%), Global Equity (11.43%), Balanced (11.26%), Aggressive Growth (11.07%), Foreign Equity (6.59%), Technology (4.41%), and Healthcare (3.66%). The international portion of the Portfolio was at (18.02%) as of May 31, 2001. Management currently intends to invest the Portfolio's assets with a greater allocation to stocks, while continuing to use mutual funds as the Portfolio's primary investment vehicle.

The Crowley Income Portfolio had a net asset value of $10.31 per share as of May 31, 2001 and had a total return of 6.31% for the six-month period ending May 31, 2001. As of May 31, 2001, The Crowley Income Portfolio had investments in 62 individual issues. No individual investment comprised more than 5% of the Portfolio, while corporate bonds and notes comprised 84.37% of the overall portfolio. The remaining assets were invested in preferred stocks (13.04%), and the balance was in cash and cash equivalents (2.59%). The Crowley Income Portfolio continues to be invested to maximize current income, consistent with prudent risk. Since inception, no investment held in The Crowley Income Portfolio has ever failed to make a coupon or interest payment or failed to be redeemed upon maturity. Interest rates have trended lower over the last 6 months, which has reduced the Portfolio's current income but increased the Portfolio's total return. Individual securities within the Portfolio reflected this drop in interest rates by trading at higher market values, causing a positive effect on the Portfolio's total return.

The Crowley Diversified Management Portfolio had a distribution of $0.74 on December 31, 2000, which was comprised of $0.15 from net investment income and $0.59 from realized capital gains. The Crowley Income Portfolio had a distribution of $0.69 from net investment income on December 31, 2000.

The enclosed report is unaudited and contains a list of the Portfolios' investments as of May 31, 2001.

Sincerely,



Robert A. Crowley, CFA
President
July 25, 2001

THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                     Market
                                                               Percent of            Value
 Par Value                                                     Net Assets          (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Auto & Truck
$     500,000        Ford Holdings
                         7.350%, 11/07/11                            4.53%       $     500,000
      300,000        General Motors
                         7.700%, 04/15/16                            2.89              319,050
      100,000        Goodyear Rubber & Tire
                         8.500%, 03/15/07                             .97              106,450
      250,000        Meritor Automotive, Inc.
                         6.800%, 02/15/09                            2.05              225,675
                                                                  -------        -------------
                                                                    10.44            1,151,175
                                                                  -------        -------------
                  Banking
       60,000        BankAmerica
                         7.750%, 07/15/02                             .56               61,290
       30,000        BankAmerica
                         7.875%, 12/01/02                             .28               30,795
       95,000        Banque Paribas New York
                         6.875%, 03/01/09                             .88               97,375
                                                                  -------        -------------
                                                                     1.72              189,460
                                                                  -------        -------------
                  Chemical (Basic)
      400,000        DuPont E.I.
                         8.250%, 1/15/22                             3.84              423,224
                                                                  -------        -------------
                  Computers & Peripherals
      100,000        Unisys Corp.
                         7.875%, 04/01/08                             .91              100,800
                                                                  -------        -------------
                  Diversified Company
      124,000        American Standard, Inc.
                         9.250%, 12/01/16                            1.12              123,752
      100,000        American Standard, Inc. GTD Note
                         7.375%, 02/01/08                             .90               99,650
      107,000        Mark IV Industries
                         7.500%, 09/01/07                             .71               78,645
      100,000        U.S. Industries/USI Amer. HLD
                         7.125%, 10/15/03                             .80               87,650
                                                                  -------        -------------
                                                                     3.53              389,697
                                                                  -------        -------------




--------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                     Market
                                                               Percent of            Value
 Par Value                                                     Net Assets          (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Drug
$     200,000        ICN Pharmaceutical,
                         9.250%, 08/15/05                            1.85%       $     204,300
      100,000        Millennium America, Inc.
                         7.000%, 11/15/06                             .87               96,450
                                                                  -------        -------------
                                                                     2.72              300,750
                                                                  -------        -------------
                  Electric Utility
      510,000        Appalachian Power Company
                         8.500%, 12/01/22                            4.81              530,910
      250,000        Duquesne Lighting Company
                         7.625%, 04/15/23                            2.32              256,125
      217,000        Houston Lighting & Power
                         7.750%, 03/15/23                            2.04              224,921
      245,000        Wisconsin Electric Power
                         1st Mortgage, 7.750%, 01/15/23              2.31              254,555
      400,000        Wisconsin Power & Light Company
                         1st Mortgage, 9.300%, 12/01/25              3.77              416,000
                                                                  -------        -------------
                                                                    15.25            1,682,511
                                                                  -------        -------------




                  Electrical Equipment
      200,000        ITT Corp.
                         6.750%, 11/15/05                            1.80              198,200
                                                                  -------        -------------
                  Engineering/R&D Service
      175,000        Fluor Corp. Note
                         6.950%, 03/01/07                            1.61              177,520
                                                                  -------        -------------
                  Entertainment
      300,000        Paramount Communications
                         7.500%, 07/15/23                            2.73              300,834
                                                                  -------        -------------
                  Financial Services
      100,000        Green Tree Financial Medium Term
                         6.500%, 09/26/02                             .89               97,850
      100,000        Leucadia Capital Trust I,
                         8.650%, 01/15/27                             .81               90,000
      250,000        Leucadia National Corp.
                         7.750%, 08/15/13                            2.28              251,125
      200,000        Trenwick Capital Trust,
                         8.820%, 02/01/37                            1.71              188,400
                                                                  -------        -------------
                                                                     5.69              627,375
                                                                  -------        -------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                     Market
                                                               Percent of            Value
 Par Value                                                     Net Assets          (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Food Processing
$     100,000        Quaker Oats Co.
                         9.000%, 12/17/01                             .94%       $     103,400
                                                                  -------        -------------
                  Gas - Distribution
      100,000        Sempra Energy
                         7.950%, 03/01/10                             .91              100,000
                                                                  -------        -------------
                  Grocery Store
      375,000        Great Atlantic & Pacific Tea
                         7.750%, 04/15/07                            2.78              306,375
                                                                  -------        -------------
                  Health Care
      200,000        McKesson Corp.
                         6.400%, 03/01/08                            1.68              185,200
                                                                  -------        -------------
                  Hotel/Gaming Industry
      250,000        HMH Properties, Inc., Series B
                         7.875%, 08/01/08                            2.24              246,750
                                                                  -------        -------------
                  Insurance (Diversified)
      185,000        Aetna Services, Inc.
                         7.625%, 08/15/26                            1.76              194,742
                                                                  -------        -------------
                  Life/Health Insurance
      155,000        Amerus Capital I Bond
                         8.850%, 02/01/27                            1.28              141,360
                                                                  -------        -------------
                  Office Equipment & Supplies
       87,000        Ikon Office Solutions, Inc.
                         6.750%, 12/01/25                             .70               77,430
                                                                  -------        -------------
                  Paper and Forest Products
      100,000        Pope & Talbot
                         8.375%, 06/01/13                             .85               94,000
                                                                  -------        -------------
                  Retail Building Supply Industry
      300,000        Loews Corp.
                         7.625%, 06/01/23                            2.80              309,000
                                                                  -------        -------------
                  Retail - Restaurant
      100,000        Tricon Global Restaurants
                         7.650%, 05/15/08                             .87               96,300
                                                                  -------        -------------




--------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                     Market
                                                               Percent of            Value
 Par Value                                                     Net Assets          (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Retail Store Industry
$     100,000        K Mart Corp.
                         Pass Thru Sec K-1 8.990%, 07/05/10           .93%       $     102,800
      200,000        K Mart Corp., Medium Term Notes
                         8.850%, 12/15/11                            1.72              189,400
       25,000        Limited, Inc.
                         7.500%, 03/15/03                             .21               22,625
      100,000        Penney, (J.C.) Inc.
                         6.125%, 11/15/03                             .88               96,700
                                                                  -------        -------------
                                                                     3.74              411,525
                                                                  -------        -------------
                  Savings & Loan Industry
      200,000        Great Western Financial
                         8.206%, 02/01/27                            1.83              202,200
                                                                  -------        -------------
                  Securities Brokerage Industry
      200,000        Bear Stearns Companies
                         7.000%, 04/02/18                            1.79              197,000
       30,000        Morgan Stanley Group
                         8.100%, 06/24/02                             .28               30,915
                                                                  -------        -------------
                                                                     2.07              227,915
                                                                  -------        -------------
                  Telecommunications Service Industry
      150,000        AT&T Corp.
                         8.125%, 07/15/24                            1.39              152,925
      150,000        GTE North, Inc.
                         7.625%, 05/15/26                            1.39              153,750
      300,000        Lucent Technologies
                         5.500%, 11/15/08                            2.22              244,350
      250,000        Media One Group
                         6.750%, 10/01/05                            2.30              253,500
       70,000        Motorola, Inc.
                         6.750%, 02/01/06                             .63               68,950
      100,000        Worldcom, Inc.
                         8.000%, 05/15/06                             .95              105,270
                                                                  -------        -------------
                                                                     8.88              978,745
                                                                  -------        -------------
                  Trucking/Transportation Leasing
      100,000        Interpool, Inc.
                         7.200%, 08/01/07                             .80               88,400
                                                                  -------        -------------
                     Total Corporate Bonds & Notes
                        (Cost $9,427,027)                           84.37            9,304,888
                                                                  -------        -------------

--------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY INCOME PORTFOLIO

May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

       Number                                                                        Market
        Of                                                     Percent of            Value
      Shares                                                   Net Assets          (Note 1-A)
                                PREFERRED STOCKS
        4,000     AT&T Capital, 8.25%                                 .93%       $     102,360
        3,800     Canadian Occidental Petroleum, 9.75%                .88               97,470
        4,000     Conseco, 8.70%                                      .76               83,400
        4,000     Georgia Power, Series 7.75%                         .91              100,000
        8,000     Hartford Capital, Series A, 7.70%                  1.80              198,800
       10,000     Hercules Trust I, 9.42%                            1.88              207,500
        6,000     Lincoln National Capital, Series 8.75%             1.38              152,340
        4,000     Nova Chemical, Ltd., 9.50%                          .91              100,000
       10,000     Pacificorp Capital, 8.25%                          2.21              244,000
        6,000     Transcanada Pipe Line Ltd., 8.25%                  1.38              152,100
                                                                  -------        -------------
                     Total Preferred Stocks
                       (Cost $1,497,156)                            13.04            1,437,970
                                                                  -------        -------------


                  Total Investments (Cost $10,924,183) (a)          97.41%          10,742,858
                  Other Assets Less Liabilities                      2.59%             285,452
                                                                  -------        -------------
                  Net Assets                                       100.00%       $  11,028,310
                                                                  =======        =============

                  (a)Aggregate cost for federal income
                     tax purposes is $10,924,183.

 At May 31, 2001, unrealized appreciation (depreciation) of
 securities for federal income tax purposes is as follows:
    Unrealized appreciation                                   $   118,256
    Unrealized depreciation                                      (299,581)
                                                              -----------
    Net unrealized depreciation                               $  (181,325)
                                                              ===========


















--------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

      Number                                                                          Market
        of                                                     Percent of             Value
      Shares                                                   Net Assets           (Note 1-A)
                              GENERAL EQUITY FUNDS
                  Aggressive Growth
       11,538        Invesco Small Company Growth                     2.52%        $    155,645
        6,790        Strong Opportunity                               4.75              293,946
        7,939        Twentieth Century Ultra                          3.80              234,825
                                                                   -------         ------------
                                                                     11.07              684,416
                                                                   -------         ------------
                  Balanced
        9,481        Columbia Balanced                                3.38              208,773
        3,234        Dodge & Cox Balanced                             3.54              218,787
       13,067        Janus Balanced                                   4.34              268,535
                                                                   -------         ------------
                                                                     11.26              696,095
                                                                   -------         ------------
                  Growth
        5,172        Columbia Growth                                  2.95              182,586
        8,093        Dreyfus Disciplined                              4.63              286,040
        6,404        Harbor Capital Appreciation                      3.37              208,658
       28,828        Invesco Blue Chip Growth                         1.69              104,359
        8,045        Janus Mercury                                    3.32              205,559
        2,607        Nicholas                                         2.46              152,380
        6,178        Strong Growth                                    2.08              128,635
        6,198        T. Rowe Price Blue Chip                          3.12              192,632
        7,510        T. Rowe Price Mid Cap                            4.80              296,479
        7,928        Vanguard U.S. Growth                             2.79              172,678
       10,403        Warburg Capital Appreciation                     3.56              219,823
        2,679        White Oak Growth                                 2.00              123,865
                                                                   -------         ------------
                                                                     36.77            2,273,694
                                                                   -------         ------------
                  Growth/Income
        7,762        American Century Growth & Income                 3.72              230,066
        3,464        Dodge & Cox Stock                                5.88              363,281
        6,420        Vanguard Growth & Income                         3.20              197,750
                                                                   -------         ------------
                                                                     12.80              791,097
                                                                   -------         ------------
                  Health Care
        1,868        Vanguard Health Care                             3.66              226,178
                                                                   -------         ------------
                  Technology
        3,953        Invesco Telecommunications                       1.66              102,542
        6,254        T. Rowe Price Science & Technology               2.75              170,119
                                                                   -------         ------------
                                                                      4.41              272,661
                                                                   -------         ------------


--------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

      Number                                                                          Market
       of                                                      Percent of             Value
      Shares                                                   Net Assets           (Note 1-A)
                           INTERNATIONAL EQUITY FUNDS
                  Foreign Equity
        5,410        Managers International Equity                    3.85%        $    238,269
       18,527        Twentieth Century International Equity           2.74              169,150
                                                                   -------         ------------
                                                                      6.59              407,419
                                                                   -------         ------------
                  Global Equity
       11,307        Founders Worldwide Growth                        2.47              152,422
        9,502        Gabelli Global Telecommunications                2.53              156,303
        4,582        Janus Worldwide                                  3.78              234,023
        6,304        Scudder Greater Europe                           2.65              164,103
                                                                   -------         ------------
                                                                     11.43              706,851
                                                                   -------         ------------

                  Total Investments (Cost $7,143,102) (a)            97.99%           6,058,411
                  Other Assets Less Liabilities                       2.01%             124,507
                                                                   -------         ------------
                  Net Assets                                        100.00%        $  6,182,918
                                                                   =======         ============

                  (a) Aggregate cost for federal
                      income tax purposes is $7,143,102.

 At May 31, 2001 unrealized appreciation (depreciation) of
 securities for federal income tax purposes is as follows:
    Unrealized appreciation                                    $     104,239
    Unrealized depreciation                                       (1,188,930)
                                                               -------------
        Net unrealized depreciation                            $  (1,084,691)
                                                               =============


















--------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Diversified
                                                             Income               Management
                                                           Portfolio              Portfolio
ASSETS
    Investments at market value
       (Identified cost $10,924,183
       and $7,143,102) (Note 1)                           $   10,742,858       $  6,058,411
    Cash                                                          83,228            131,895
    Dividends and interest receivable                            211,762               -
                                                          --------------       ------------
       Total assets                                           11,037,848          6,190,306
                                                          --------------       ------------


LIABILITIES
    Accrued expenses                                               9,538              7,388
                                                          --------------       ------------

NET ASSETS
    (500 million shares of $.01 par value
    common stock authorized; 1,069,938
    and 535,581 shares issued
    and outstanding, respectively)                        $   11,028,310       $  6,182,918
                                                          ==============       ============

NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($11,028,310  /  1,069,938 shares)
      ($6,182,918  /     535,581 shares)                          $10.31             $11.54
                                                                  ======             ======

NET ASSETS
    At May 31, 2001, net assets consisted of:
       Paid-in capital                                    $   11,222,380      $   6,771,499
       Undistributed (accumulated)
         net investment income (loss)                            271,107            (86,191)
       Accumulated net realized
         gain (loss) on investments                             (283,852)           582,301
       Net unrealized depreciation of investments               (181,325)        (1,084,691)
                                                          --------------      -------------
                                                          $   11,028,310      $   6,182,918
                                                          ==============      =============















--------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                              Diversified
                                                               Income          Management
                                                              Portfolio        Portfolio
INVESTMENT INCOME
    Interest income                                          $  342,712      $         487
    Dividends                                                    71,304             45,151
                                                             ----------      -------------
       Total income                                             414,016             45,638
                                                             ----------      -------------

EXPENSES
    Investment advisory fees (Note 2)                            32,895             31,443
    Transfer agent fees (Note 2)                                 14,996              8,477
    Professional fees                                            15,400              8,544
    Custody fees                                                  1,017                -
    Directors' fees                                                 800              1,200
    Miscellaneous                                                10,735              7,411
                                                             ----------      -------------
       Total expenses                                            75,843             57,075
                                                             ----------      -------------
          Net investment income (loss)                          338,173            (11,437)
                                                             ----------      -------------


REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain from security transactions                 34,251                -
    Capital gain distributions
       from regulated investment companies                          -              583,198
    Change in unrealized depreciation of investments            287,930         (1,065,333)
                                                             ----------      -------------
       Net gain (loss) on investments                           322,181           (482,135)
                                                             ----------      -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                $  660,354      $    (493,572)
                                                             ==========      =============

















--------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
THE CROWLEY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                                  Six
                                                               Months Ended      Year Ended
                                                               May 31, 2001      November 30,
                                                               (Unaudited)          2000
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                               $     338,173       $     733,664
       Net realized gain (loss) on investments                    34,251             (24,748)
       Change in unrealized depreciation
         of investments                                          287,930            (148,634)
                                                           -------------       -------------
       Net increase in net assets
         resulting from operations                               660,354             560,282

    Distributions to shareholders
       Net investment income
          ($0.69 and $0.70 per share, respectively)             (711,856)           (744,289)

    Capital share transactions (a)
       Increase (decrease) in net assets
         resulting from capital share transactions               355,498            (404,751)
                                                           -------------       -------------
          Total increase (decrease) in net assets                303,996            (588,758)

NET ASSETS
    Beginning of period                                       10,724,314          11,313,072
                                                           -------------       -------------
    End of period
       (Including undistributed net investment income of
        $271,107 and $644,790, respectively)               $  11,028,310       $  10,724,314
                                                           =============       =============

(a)      Summary of capital share activity follows:

                                                            Six Months Ended
                                                              May 31, 2001                    Year Ended
                                                               (Unaudited)                 November 30, 2000
                                                           Shares        Value           Shares         Value
Shares sold                                                    205    $     2,088         10,797   $     105,424
Shares issued in
  reinvestment of distributions                             71,729        711,856         75,697         741,071
                                                          --------    -----------     ----------   -------------
                                                            71,934        713,944         86,494         846,495
Shares redeemed                                            (34,904)      (358,446)      (124,906)     (1,251,246)
                                                          --------    -----------     ----------   -------------
    Net increase (decrease)                                 37,030    $   355,498        (38,412)  $    (404,751)
                                                          ========    ===========     ==========   =============




--------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                                   Six
                                                               Months Ended        Year Ended
                                                               May 31, 2001       November 30,
                                                               (Unaudited)            2000
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income (loss)                         $      (11,437)      $     28,956
       Net realized loss on investments                                -              (33,708)
       Capital gain distributions from regulated
          investment companies                                     583,198            328,473
       Change in unrealized
          appreciation of investments                           (1,065,333)          (753,306)
                                                            --------------       ------------
       Net decrease in net assets
          resulting from operations                               (493,572)          (429,585)

    Distributions to shareholders
       Net investment income
          ($0.15 and $0.16 per share, respectively)                (74,754)           (78,738)
       Net realized gains on investments
          ($0.59 and $0.18 per share, respectively)               (294,030)           (88,580)

    Capital share transactions (a)
       Increase in net assets resulting from capital
          share transactions                                       472,470             60,420
                                                            --------------       ------------
          Total decrease in net assets                            (389,886)          (536,483)

NET ASSETS
    Beginning of period                                          6,572,804          7,109,287
                                                            --------------       ------------
    End of period
       (Including undistributed (accumulated)
          net investment income (loss) of $
          (86,191) and $0, respectively)                    $    6,182,918       $  6,572,804
                                                            ==============       ============

(a)      Summary of capital share activity follows:

                                          Six Months Ended
                                            May 31, 2001                   Year Ended
                                             (Unaudited)                November 30, 2000
                                        Shares         Value          Shares         Value
Shares sold                              13,686     $  158,176         16,420    $   248,873
Shares issued in
  reinvestment of distributions          28,879        368,784         11,088        167,318
                                        -------     ----------      ---------    -----------
                                         42,565        526,960         27,508        416,191
Shares redeemed                          (4,641)       (54,490)       (23,656)      (355,771)
                                        -------     ----------      ---------    -----------
    Net increase                         37,924    $   472,470          3,852     $   60,420
                                        =======     ==========      =========    ===========

--------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
THE CROWLEY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                  Six Months Ended                 Year Ended November 30,
                                                     May 31, 2001    ----------------------------------------------------
                                                     (Unaudited)     2000        1999        1998        1997        1996
                                                      ---------      ----        ----        ----        ----        ----
NET ASSET VALUE
    Beginning of period                                $10.38      $10.56      $11.05      $11.00      $10.90      $11.08
                                                       ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                 .32         .71         .69         .59         .69         .59
    Net gains (losses) on securities
     (both realized and unrealized)                       .30        (.19)       (.59)        .14         .06        (.15)
                                                       ------      ------      ------      ------      ------      ------
      Total from investment operations                    .62         .52         .10         .73         .75         .44
                                                       ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS
    Dividends (from net investment income)               (.69)       (.70)       (.59)       (.68)       (.65)       (.62)
                                                       ------      ------      ------      ------      ------      ------

NET ASSET VALUE
    End of period                                      $10.31      $10.38      $10.56      $11.05      $11.00      $10.90
                                                       ======      ======      ======      ======      ======      ======

TOTAL RETURN                                             6.31%       5.32%        .92%       7.03%       7.34%       4.16%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $11,028     $10,724     $11,313     $11,980      $9,373      $9,529
    Ratio of expenses to average net assets              1.37%*      1.37%       1.36%       1.35%       1.39%       1.39%
    Ratio of net investment income to
      average net assets                                 6.09%*      6.79%       6.17%       5.70%       6.22%       5.62%
    Portfolio turnover rate                              3.29%       1.38%      27.13%      44.77%      22.81%      66.18%

*   Annualized.




--------------------------------------------------------------------------------
See accompanying notes to financial statements
THE CROWLEY PORTFOLIO GROUP, INC.
THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                  Six Months Ended                 Year Ended November 30,
                                                     May 31, 2001    ----------------------------------------------------
                                                     (Unaudited)     2000        1999        1998        1997        1996
                                                      ---------      ----        ----        ----        ----        ----
NET ASSET VALUE
    Beginning of period                                  $13.21    $14.40      $13.11      $12.87      $12.15      $10.71


INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                           (.01)      .06         .08         .16         .17         .05
    Net gains (losses) on securities
     (both realized and unrealized)                        (.92)     (.91)       1.79         .48        1.17        1.43

      Total from investment operations                     (.93)     (.85)       1.87         .64        1.34        1.48


LESS DISTRIBUTIONS
    Dividends (from net investment income)                 (.15)     (.16)       (.13)       (.08)       (.18)       (.04)
    Distributions (from realized capital gains)            (.59)     (.18)       (.45)       (.32)       (.44)          -

    Total distributions                                    (.74)     (.34)       (.58)       (.40)       (.62)       (.04)


NET ASSET VALUE
    End of period                                        $11.54    $13.21      $14.40      $13.11       12.87      $12.15


TOTAL RETURN                                              (7.58)%   (6.20)%     14.74%       5.10%      11.64%      13.87%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)              $6,183    $6,573      $7,109      $6,245      $2,240      $1,500
    Ratio of expenses to average net assets                1.81%*    1.86%       1.82%       1.88%       1.87%       2.22%
    Ratio of net investment income
      (loss) to average net assets                        (0.36)%*    .39%        .57%       1.11%       1.08%        .46%
Portfolio turnover rate                                       -     15.36%      23.81%       4.51%         -        20.69%

 *   Annualized.


--------------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS

May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering two series of shares: The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

     The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

          SECURITY VALUATION
          Portfolio securities which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

          FEDERAL INCOME TAXES
          The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 2000, the Income Portfolio had a capital loss carryforward for Federal income tax purposes of approximately $318,100, of which $22,000 expires in the year 2002, $28,400 in 2003, $143,200 in 2004, $47,000 in 2005, $52,800
          in 2006 and $24,700 in 2008.

          SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
          As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

          USE OF ESTIMATES IN FINANCIAL STATEMENTS
          In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

THE CROWLEY PORTFOLIO GROUP, INC.

May 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

          ADOPTION OF NET ACCOUNTING PRINCIPLE
          In order to comply with the new accounting standards mandated by the latest AICPA Audit and Accounting Guide for Audits of Investment Companies (dated 12/1/00), premiums and discounts on debt securities will be amortized using the interest method for the next fiscal year beginning December 1, 2001. The effect of initially applying changes required by the Guide will have no effect on the net assets of the Funds.


(2)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a Management Agreement.

     As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees, taxes, brokerage fees, accounting fees, legal fees, custodian and auditing fees, and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

     The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders' servicing agent. As shareholder servicing agent, TCFG will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the six months ended May 31, 2001, TCFG earned fees of $32,895 and $31,443 from the Income Portfolio and Diversified Management Portfolio, respectively.

     Crowley Securities serves as distributor of the Fund's shares.

     Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities and The Crowley Financial Group, Inc.


(3)  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term investments, aggregated $339,361 and $1,844,576, respectively, in the Income Portfolio and $0 and $0, respectively, in the Diversified Management Portfolio.






--------------------------------------------------------------------------------